Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 14.5%
Activision Blizzard, Inc.	176	$14,071
Alphabet, Inc., Class A*	3,020	351,286
AT&T, Inc.	742	13,935
Electronic Arts, Inc.	167	21,916
Meta Platforms, Inc., Class A*	1,204	191,556
Netflix, Inc.*	133	29,912
Spotify Technology SA*	108	12,206
Twitter, Inc.*	354	14,730

Total Communication Services		649,612

Consumer Discretionary — 15.0%
Airbnb, Inc., Class A*	132	14,649
Amazon.com, Inc.*	2,864	386,497
Aptiv PLC*	103	10,804
eBay, Inc.	301	14,638
Expedia Group, Inc.*	96	10,181
Ford Motor Co.	6,029	88,566
Garmin Ltd.	85	8,298
General Motors Co.*	2,282	82,745
Rivian Automotive, Inc., Class A*	658	22,569
Tesla, Inc.*	41	36,549

Total Consumer Discretionary		675,496

Consumer Staples — 0.4%
Procter & Gamble Co. (The)	135	18,753

Energy — 0.2%
Exxon Mobil Corp.	85	8,239

Health Care — 25.1%
Abbott Laboratories	256	27,863
AbbVie, Inc.	476	68,311
Amgen, Inc.	203	50,236
Becton Dickinson and Co.	57	13,926
Biogen, Inc.*	117	25,162
Boston Scientific Corp.*	338	13,875
Bristol-Myers Squibb Co.	1,528	112,736
Danaher Corp.	73	21,277
Edwards Lifesciences Corp.*	100	10,054
Eli Lilly & Co.	237	78,137
Gilead Sciences, Inc.	911	54,432
Illumina, Inc.*	65	14,084
Incyte Corp.*	216	16,779
Johnson & Johnson	877	153,054
Medtronic PLC	298	27,571
Merck & Co., Inc.	1,428	127,578
Moderna, Inc.*	147	24,121
Novavax, Inc.*	578	31,507
Pfizer, Inc.	2,858	144,358
Regeneron Pharmaceuticals, Inc.*	48	27,921
Seagen, Inc.*	94	16,918
Stryker Corp.	64	13,744
Thermo Fisher Scientific, Inc.	28	16,755
Vertex Pharmaceuticals, Inc.*	127	35,612

Total Health Care		1,126,011

Industrials — 4.9%
3M Co.	142	20,340
Boeing Co. (The)*	189	30,110
Caterpillar, Inc.	83	16,455
Cummins, Inc.	56	12,393
Deere & Co.	51	17,502
General Electric Co.	365	26,977
Honeywell International, Inc.	72	13,857
Lockheed Martin Corp.	35	14,483
Lyft, Inc., Class A*	554	7,678
Northrop Grumman Corp.	24	11,494
Raytheon Technologies Corp.	294	27,404
Uber Technologies, Inc.*	904	21,199

Total Industrials		219,892

Information Technology — 39.0%
Accenture PLC, Class A	40	12,250
Adobe, Inc.*	70	28,708
Advanced Micro Devices, Inc.*	351	33,159
Analog Devices, Inc.	100	17,196
Apple, Inc.	1,784	289,918
Applied Materials, Inc.	257	27,237
Atlassian Corp. PLC, Class A*	70	14,652
Autodesk, Inc.*	61	13,196
Block, Inc.*	209	15,897
Broadcom, Inc.	91	48,729
Cadence Design Systems, Inc.*	78	14,514
Cisco Systems, Inc.	1,583	71,821
Corning, Inc.	310	11,396
Dell Technologies, Inc., Class C	856	38,571
Hewlett Packard Enterprise Co.	1,439	20,491
HP, Inc.	505	16,862
Intel Corp.	4,112	149,307
International Business Machines Corp.	489	63,956
Intuit, Inc.	59	26,914
Juniper Networks, Inc.	351	9,839
KLA Corp.	32	12,273
Lam Research Corp.	34	17,017
Marvell Technology, Inc.	301	16,760
Microchip Technology, Inc.	156	10,742
Micron Technology, Inc.	429	26,538
Microsoft Corp.	933	261,930
NetApp, Inc.	133	9,487
NVIDIA Corp.	342	62,118
Oracle Corp.	1,087	84,612
Palo Alto Networks, Inc.*	28	13,975
PayPal Holdings, Inc.*	396	34,266
QUALCOMM, Inc.	584	84,715
Salesforce, Inc.*	274	50,422
ServiceNow, Inc.*	32	14,293
Splunk, Inc.*	106	11,015
Synopsys, Inc.*	52	19,110
Texas Instruments, Inc.	100	17,889
Twilio, Inc., Class A*	95	8,056
VMware, Inc., Class A	251	29,166
Western Digital Corp.*	434	21,309
Workday, Inc., Class A*	134	20,783

Total Information Technology		1,751,089

Materials — 0.7%
Corteva, Inc.	204	11,740
Dow, Inc.	144	7,662

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Ginkgo Bioworks Holdings, Inc.*(a)	4,060	$11,612

Total Materials		31,014

Total Common Stocks
(Cost $5,008,591)		4,480,106

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	11,934	11,934
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	3,896	3,896
Total Short-Term Investments
(Cost $15,830)		15,830

Total Investments — 100.2%
(Cost $5,024,421)		4,495,936
Other Assets and Liabilities, Net — (0.2)%		(8,893)
Net Assets — 100.0%		$4,487,043

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,377; total market value of collateral held by the Fund was $11,934.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,480,106	$–	$–	$4,480,106
Short-Term Investments:
Money Market Funds	15,830	–	–	15,830
Total Investments in Securities	$4,495,936	$–	$–	$4,495,936

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.